Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Property, Plant And Equipment

Asset Class	Estimated Useful Life Range
Buildings	5 to 20 years
Equipment	2 to 20 years